Schedule of Supplemental Cash Flow Related to Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flows used for operating leases			$ 31,940	$ 38,725	$ 96,253	$ 201,525
Total operating lease liabilities				1,535,706	1,962,998
Gain on early extinguishment of debt:			4,397
Early extinguishment of lease:
Lease liability terminated					1,438,830
Right-of use asset terminated					(1,418,682)
Gain on early extinguishment of lease		$ 20,148	$ 4,397	$ 20,148	$ 20,148